FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - exposure to interest rates (Details) - Interest rate risk R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage increase (decrease) in interest rate	25.00%
Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage increase (decrease) in interest rate	50.00%
CDI/SELIC | Cash and cash equivalents | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	R$ 14,506
CDI/SELIC | Cash and cash equivalents | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	332
CDI/SELIC | Cash and cash equivalents | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	664
CDI/SELIC | Marketable securities | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	5,361,618
CDI/SELIC | Marketable securities | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	122,647
CDI/SELIC | Marketable securities | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	245,294
CDI/SELIC | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	(9,415,969)
CDI/SELIC | Loans and financing | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	215,390
CDI/SELIC | Loans and financing | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	430,781
CDI | Derivatives Non Deliverable Forward ("NDF") | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(6,692)
CDI | Derivatives Non Deliverable Forward ("NDF") | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(477)
CDI | Derivatives Non Deliverable Forward ("NDF") | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	489
CDI | Derivatives Non Deliverable Forward ("NDF") | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(942)
CDI | Derivatives Non Deliverable Forward ("NDF") | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	991
CDI | Derivative options | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(187,811)
CDI | Derivative options | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(285,226)
CDI | Derivative options | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	308,973
CDI | Derivative options | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(558,292)
CDI | Derivative options | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	651,016
CDI | Derivative swaps | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(6,357,678)
CDI | Derivative swaps | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(28,950)
CDI | Derivative swaps | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	30,306
CDI | Derivative swaps | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(56,557)
CDI | Derivative swaps | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	61,974
TJLP | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(382,157)
TJLP | Loans and financing | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	5,083
TJLP | Loans and financing | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	10,165
LIBOR | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(18,062,236)
LIBOR | Loans and financing | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	9,443
LIBOR | Loans and financing | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	18,887
LIBOR | Derivative swaps | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(6,357,678)
LIBOR | Derivative swaps | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	117,420
LIBOR | Derivative swaps | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	(117,473)
LIBOR | Derivative swaps | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	234,792
LIBOR | Derivative swaps | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	R$ (234,996)